CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 23,805	$ 1,511,057	$ 171,256
Receivable due from credit card clearing house	69,550	123,134	0
Prepaid expenses	11,239	119,354	0
Deferred financing fee	427,073	0
Total current assets	531,667	1,753,545	171,256
Property and equipment, at cost	256,199	168,546	70,590
Less: accumulated depreciation and amortization	(83,967)	(38,587)	(12,859)
Property and equipment, net	172,232	129,959	57,731
Non-current assets
Intangible assets, net		0	11,600
Security deposits and other	24,779	30,787	19,600
Total non-current assets		30,787	31,200
Total assets	728,678	1,914,291	260,187
Current liabilities:
14% convertible debenture	0	250,000	0
Accounts payable	257,300	550,216	67,584
Accrued expenses	632,261	342,159	21,591
Unearned revenue	148,220	125,603	94,616
Warrant liability	6,143,013	0
Total current liabilities	7,180,794	1,267,978	183,791
Non-current liabilities:
Convertible debentures	257,690	304,193	0
Commitments and contingencies	0	0	0
Stockholders' (deficit) equity:
Preferred stock		0	0
Common stock	0	0	0
Additional paid-in capital	8,997,518	6,407,128	2,085,500
Accumulated deficit	(15,707,324)	(6,065,008)	(2,009,104)
Total stockholders' (deficit) equity	(6,709,806)	342,120	76,396
Total liabilities and stockholders' (deficit) equity	728,678	1,914,291	260,187
Series A preferred stock
Stockholders' (deficit) equity:
Preferred stock	$ 0	$ 0